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THE TAX-EXEMPT FUND OF CALIFORNIA

[photograph of the San Francisco Bay]

Semi-annual report for the six months ended February 28, 2002


The Tax-Exempt Fund of California(r)

The Tax-Exempt Fund of California is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Tax-Exempt Fund of California seeks a high level of current income free from federal and California income taxes, with the additional objective of preservation of capital.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2002 (the most recent calendar quarter):

                                              1 year       5 years        10 years

CLASS A SHARES
Reflecting 3.75% maximum sales charge
Total return                                  -1.00%       +26.44%        +78.60%
AVERAGE ANNUAL COMPOUND RETURN                -            +4.80%         +5.97%

The fund's 30-day yield for Class A shares as of March 31, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 3.80%. The fund's distribution rate for Class A shares as of that date was 4.30%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the fund's distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 25. For the most current investment results, please refer to americanfunds.com. Please see the back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.


FELLOW SHAREHOLDERS:

During the first half of fiscal 2002, California faced enormous challenges: an economic recession and declining tax revenues, lingering effects of the state's electricity crisis and repercussions from the September 11 terrorist attacks. Despite these challenges, The Tax-Exempt Fund of California continued to produce a steady stream of income free of federal and state income taxes, with only a modest decline in share value.

Shareholders who reinvested dividends totaling 35 cents a share earned an income return of 2.13% for the six months ended February 28, or 4.26% on an annualized basis. That income return is equivalent to a taxable return of 7.65% for those in the top 44.3% combined federal and California tax bracket. Total return for the period, including reinvestment of dividends and the capital gain distribution of six cents a share (paid in November 2001), was 0.93%. Shareholders who took their dividends in cash but reinvested their capital gain distribution had an income return of 2.11% (4.22% annualized) and a negative total return of 1.21%.

The fund's 0.93% total return (assuming reinvestment) compares with 0.80% for the average California municipal debt fund, as measured by Lipper. The unmanaged Lehman Brothers Municipal Bond Index, which measures the national investment-grade tax-exempt market and includes no expenses, posted a six-month gain of 1.99%.

Over 12 months, the fund produced a total return of 5.43%, including an income return of 4.54%.

INVESTMENT HIGHLIGHTS
through February 28, 2002

6-MONTH TOTAL RETURN                                                 +0.93%
(income plus capital changes, with dividends reinvested)

12-MONTH TOTAL RETURN                                                +5.43%
TAX-FREE DISTRIBUTION RATE FOR FEBRUARY                              +4.34%
(income return only, reflecting maximum sales charge)

TAXABLE EQUIVALENT DISTRIBUTION RATE                                 +7.79%
(as of February 28, assuming a 44.3% maximum
combined state and federal tax rate)

SEC 30-DAY YIELD AS OF FEBRUARY 28                                   +3.82%
(reflecting maximum sales charge)

Distribution rates and yield are annualized.
For current yield information, please call toll-free: 800/421-0180.

The Tax-Exempt Fund of California follows a more conservative course than most funds in its peer group by purchasing securities with a somewhat shorter average maturity. Even with that strategy, the fund has kept pace with the returns of its peers over the past five- and 10-year periods. For the past five-year period, the fund has posted an average annual return, with distributions reinvested, of 5.82%, compared with 5.56% for the average California tax-exempt bond fund, according to Lipper. Over the past 10-year period, the fund returned an average 6.63% a year, compared to 6.45% among its peers.

YOUR PORTFOLIO IN PERSPECTIVE

As the national economy struggled with declining earnings and weaker business activity, the Federal Reserve Board continued to lower the federal funds rate (the interest rate banks charge each other on overnight loans). During the six-month period, there were four reductions, decreasing the federal funds target rate from 3.50% to 1.75%, a 40-year low. Municipal bond prices rose early in the period as interest rates fell, but later they weakened as investors anticipated economic recovery and an end to the interest rate decline.

The California municipal bond market slightly lagged other state bond markets as it continued to digest the consequences of the state's electricity crisis and the dot-com bust, both of which hurt state finances.

California was also shaken by the ongoing effects of the terrorist attacks, which were detrimental to transportation and tourism in the state, especially in the San Francisco and San Diego areas. The fund had some holdings in securities dependent on airline traffic volume.

At the same time, our research and credit discipline helped the fund sidestep many of the problems in the electric utility industry and most sectors of the municipal bond market that rely on corporate revenues to support debt payments. Also helping the fund was its significant exposure to land-secured investments, which have held their value while producing above-average yields.

NEW CHALLENGES AHEAD

As we enter the second half of the fund's fiscal year, we are maintaining a larger-than-normal cash reserve as we search for the right mix of risk and return. Because we believe that the Federal Reserve has completed its rate-cutting for now, we have moved to further shorten maturities of bonds held in the portfolio where possible; shorter term bonds generally retain more of their value in a rising interest rate environment. At the beginning of the fiscal period on September 1, the average term to maturity of the fund's portfolio holdings was 8.5 years. By February 28, it had been shortened to 8.2 years. The average for all comparable funds tracked by Lipper was 14.3 years at the end of the period. The portfolio remains well diversified with more than 200 debt issues, the vast majority of which are investment-grade.

As your fund's recent results have shown, a municipal bond fund can provide stability and income as part of a long-term investment program. Over the past three years, The Tax-Exempt Fund of California produced a total return of 15.46%, or an annual average of 4.91%. By comparison, the unmanaged Standard & Poor's 500 Composite Index (without expenses), a primary measure of the U.S. stock market, lost a total of 7.2% (or 2.46% a year) for this same period, despite a stunning 11.72% gain in the first 12 months of that period.

We are pleased to welcome our new shareholders, whose investments helped to increase the fund's assets by more than 8% during the six-month period. We appreciate your support and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

April 16, 2002

The Tax-Exempt Fund of California
Investment portfolio, February 28, 2002
                                                                                                    /*/


                                                                                    Principal    Market
                                                                                       amount     value
Fixed income securities - 93.73%                                                          /*/       /*/

G.O. Bonds:
 5.00% 2014                                                                              1,500     1,556
 5.00% 2017                                                                              3,000     3,033
 5.00% 2021                                                                              2,500     2,474
 Ref. Bonds, 5.25% 2013                                                                  1,250     1,350
 Veterans G.O. Bonds:
  Series BG, 4.95% 2010                                                                  1,175     1,244
  Series BH, AMT, 5.35% 2013                                                             5,000     5,220
  Series BL, AMT, 4.95% 2007                                                             1,000     1,053
 XLCA Insured, 5.00% 2014                                                                2,000     2,106
Educational Facs. Auth. Rev. Bonds:
 California Institute of Technology, Series 1998, 4.50% 2027                             2,500     2,317
 University of San Francisco, Series 1996, MBIA Insured,                                 1,190     1,371
  5.70% 2011
 Stanford University:
  Series N, 5.20% 2027                                                                   1,500     1,525
  Series R, 5.00% 2021                                                                   4,000     4,050
Health Facs. Fncg. Auth., Hospital Rev. Bonds:
 Catholic Healthcare West, 1998 Series A:
  5.00% 2006                                                                             1,500     1,546
  5.00% 2007                                                                             1,000     1,029
  5.25% 2008                                                                             1,750     1,813
 Downey Community Hospital, Series 1993:
  5.625% 2008                                                                            2,000     2,051
  5.75% 2015                                                                             3,995     4,014
 Kaiser Permanente, Rev. Bonds, 1998 Series B, 5.25% 2013                                2,000     2,086
 Little Co. of Mary Health Services, Series 1998,
 AMBAC Insured:
  5.00% 2010                                                                             2,170     2,367
  5.00% 2013                                                                             1,125     1,197
 Pacific Presbyterian Medical Center, 1985 Series B,                                     3,415     3,471
 INDLC Insured, 6.75% 2015 /*/
Housing Fin. Agcy.:
 Single Family Mortgage Bonds, AMT:
  1995 Issue B-2, AMBAC Insured, 5.70% 2007                                              1,540     1,619
  1997 Series B-3, MBIA Insured, 5.10% 2012                                                660       688
 Single Family Mortgage Rev. Bonds:
  1997 Series C-1, Class III, MBIA Insured, 5.05% 2011                                   1,170     1,218
  1998 Series C-4, Class I, FHA Insured, 4.90% 2004                                      1,965     2,077
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.                                 4,000     4,017
 Rev. Bonds /*/, Series 1998A, AMT, 5.10% 2018 /*/
Public Works Board:
 Lease Rev. Bonds, Dept. of Corrections State Prisons:
  Imperial County, 1991 Series A, 6.50% 2017                                             1,000     1,189
  Lassen County /*/, 1993 Series D, FSA Insured, 5.25% 2015                              2,000     2,198
 Lease Rev. Ref. Bonds, Dept. of Corrections:
  1998 Series C /*/, 5.25% 2007                                                          2,000     2,188
  Various State Prisons, Series 1993A, AMBAC Insured,                                    1,000     1,106
 5.25% 2013
Rural Home Mortgage Fin. Auth., Single Family Mortgage
 Rev. Bonds /*/, AMT :
 1995 Series B, 7.75% 2026                                                                 890       947
 1996 Series A, 7.75% 2027 /*/                                                             665       731
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds /*/:
  Series 1998A-1, AMT, 5.05% 2025 /*/                                                    5,300     5,497
  Series 1998A-3, 5.10% 2025 /*/                                                         5,000     5,174
  Series 1998A-4, 5.25% 2025 /*/                                                         1,500     1,536
 Catholic Healthcare West, Cert. of Part., Series 1999,                                  2,500     2,612
 6.50% 2020
 Citrus Valley Health Partners, Inc., Cert. of Part., MBIA                               1,000     1,114
 Insured, 5.50% 2011
 Hospital Rev. Cert. of  Part., Cedars-Sinai Medical                                     5,900     6,689
 Center, Series 1992, 6.50% 2012
 The Internext Group, Cert. of Part.:
  5.375% 2017                                                                            5,375     5,253
  5.375% 2030                                                                            2,000     1,862
 Multifamily Housing Rev. Ref. Bonds /*/, Issue 1999B,                                   2,000     2,097
 5.20% 2029 /*/
 Special Fac. Rev. Bonds /*/, 2000 Series A, AMT,                                        2,500     1,350
 5.70% 2034 /*/
Dept. of Water Resources, Central Valley Project, Water                                  1,000     1,089
 System Rev. Bonds, Series W, 5.50% 2017
County of Alameda, Ref. Cert. of Part., Series 2001A,                                    1,000     1,099
 MBIA Insured, 5.375% 2015
Alameda Corridor Transportation Auth., Tax-Exempt Senior                                 1,000     1,038
 Lien Rev. Bonds, Series 1999A, MBIA Insured, 5.125% 2018
Alta Loma School Dist. /*/, G.O. Bonds, 1999 Election,                                   2,500       886
 Series A, FGIC Insured, 0% 2021
Anaheim Public Fncg. Auth., Lease Rev. Bonds /*/,
 FSA Insured:
 Senior Lease Rev. Bonds, 1997 Series A, 6.00% 2024                                      1,500     1,761
 Subordinate Lease Rev. Bonds, 1997 Series C:
  0% 2018                                                                                5,400     2,302
  0% 2022                                                                                2,000       661
Antelope Valley Healthcare District Insured Ref. Rev. Bonds,                             5,000     5,224
 Series 1997A, FSA Insured, 5.20% 2017
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev.                              1,340     1,420
 Bonds, Subordinated Series B, AMBAC Insured, 5.70% 2010
Association of Bay Area Governments:
 Fin. Auth. for Nonprofit Corps.:
  Cert. of Part.:
   Episcopal Homes Foundation, Series 1997A, 5.25% 2007                                  1,400     1,367
   Stanford University Hospital, Series 1993:
    5.75% 2005 /*/                                                                       1,240     1,390
    5.50% 2013 /*/                                                                       1,500     1,668
  Ref. Rev. Cert. of Part.:
   American Baptist Homes Foundation, Series 1998A,                                      3,705     3,438
 6.10% 2017
   Episcopal Homes Foundation, Series 1998, 5.00% 2009                                   4,600     4,735
  Rev. Bonds /*/, Series 2001A:
   5.50% 2009                                                                            6,800     7,106
   6.125% 2020                                                                           2,000     2,050
 Fin. Auth., Taxable Rev. Ref. Cert. of Part. /*/,                                       3,000     2,722
 Series 1997B, 6.20% 2027
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge                                  4,000     4,244
 Rev. Bonds, 2001 Series D, 5.125% 2015
Berkeley Unified School Dist., Alameda County, 1992 G.O.                                 1,540     1,568
 Bonds, Series G, FGIC Insured, 5.00% 2018
Redev. Agcy. of the City of Burbank /*/, Tax Allocation
 Bonds, 1993 Series A:
 6.00% 2013                                                                              1,500     1,569
 6.00% 2023                                                                              1,000     1,037
 6.25% 2024                                                                              1,420     1,478
Cabrillo Community College Dist., Santa Cruz County,                                     1,500       739
 Election of 1998 G.O. Bonds, Series B, FGIC Insured,
 0% 2016
Capistrano Unified School Dist., Community Facs. Dist.                                   1,250     1,236
 No. 98-2 /*/, Series 1999 Special Tax Bonds, 5.75% 2029
City of Cathedral City, Community Facs. Dist. No. 2000-1,
 Special Tax Bonds:
 6.625% 2023                                                                               815       826
 6.70% 2030                                                                              3,750     3,799
Central California Joint Powers Health Fncg. Auth.,
 Cert. of Part. /*/:
 Series 2000:
  6.00% 2020                                                                             1,000     1,034
  6.00% 2030                                                                             1,000     1,021
 Series 2001:
  6.00% 2015                                                                             1,000     1,067
  5.625% 2021                                                                            1,000     1,002
Central Valley Fncg. Auth., Cogeneration Project Rev.
 Bonds /*/, Series 1993:
 6.00% 2009                                                                              1,000     1,037
 6.10% 2013 /*/                                                                          1,000     1,081
 6.20% 2020 /*/                                                                          1,500     1,623
Central Valley School Districts Fncg. Auth. /*/, 1998 Rev.                               1,000     1,185
 Bonds, Series A, MBIA Insured, 6.25% 2011
City of Chino Hills:
 Community Facs. Dist. No. 9 /*/, Special Tax Bonds,                                       550       562
 Series 1998, 6.45% 2023
 Community Facs. Dist. No. 10 /*/, Special Tax Bonds,                                    2,000     2,129
 6.95% 2030
City of Commerce, Community Dev. Commission, Redev.                                      1,000     1,054
 Project No. 1, Subordinate Lien Tax Allocation Ref. Bonds,
 Series 1997 B, 5.50% 2008
East Bay Municipal Utility Dist. /*/, Water System                                       7,000     7,473
 Subordinated Rev. Bonds, Series 2001, 5.25% 2016
County of El Dorado, Community Facs. Dist. No. 1992-1 /*/,                                 995     1,027
 Series 1999 Special Tax Bonds, 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special Tax
 Bonds, Series 1999:
 6.20% 2011                                                                              1,475     1,585
 7.00% 2024                                                                              1,000     1,072
City of Fontana, Community Facs. Dist. No. 12 /*/, Special                               1,105     1,172
 Tax Bonds, Series 1999, 6.50% 2015
Foothill-De Anza Community College Dist., Santa Clara County,                            5,555     2,238
 Election of 1999 G.O. Bonds, Series A, MBIA Insured,
 0% 2019
Foothill/Eastern Transportation Corridor Agcy., Toll Road                                1,000     1,168
 Rev. Bonds, Series 1995A, 6.00% 2016 /*/
Fullerton School Dist. Community Facs. Dist. No. 2001-1,                                 3,000     3,049
 2001 Special Tax Bonds, 6.375% 2031
Golden West Schools Fncg. Auth., 1999 Rev. Bonds /*/,                                    2,750     1,186
 Series A, MBIA Insured, 0% 2018
Imperial Irrigation Dist., 1998 Electric System Ref. Rev.                                2,000     2,040
 Bonds, MBIA Insured, 5.00% 2018
City of Irvine:
 Assessment Dist. No. 94-13 /*/, Limited Obligation                                      1,000     1,030
 Improvement Bonds, Group Two, 5.875% 2017
 Assessment Dist. No. 95-12, Limited Obligation Improvement                              1,000       981
 Bonds, Group Three, 5.50% 2021
City of Long Beach:
 Bond Fin. Auth., Lease Rev. Ref. Bonds /*/, Series 2001,                                4,380     4,801
 AMBAC Insured, 5.50% 2016
 Fncg. Auth. Rev. Bonds, Series 1992, AMBAC Insured,                                       750       874
  6.00% 2017
 Harbor Rev. Bonds, AMT:
  Series 1993, 5.125% 2018                                                               1,000     1,009
  Series 2000A, FGIC Insured, 5.75% 2013                                                 2,500     2,763
City of Los Angeles:
 G.O. Bonds, Series 2001A, MBIA Insured, 5.00% 2018                                      3,000     3,076
 Harbor Dept. Rev. Bonds:
  Issue 1988, 7.60% 2018 /*/                                                             1,750     2,236
  Issue 1996, Series B, AMT, 6.00% 2013                                                  5,980     6,643
 Multi-Family Housing Rev. Bonds /*/, Series 1997E, AMT,                                 2,005     2,099
  6.125% 2027
 State Building Auth., Lease Rev. Bonds /*/, Series 1999A,                               1,000     1,063
  5.40% 2015
 Dept. of Water and Power:
  Power System Rev. Bonds, 2001 Series A, Subseries A-1,                                 7,500     8,070
 5.25% 2015
  Water System Rev. Bonds, 2001 Series A, 5.125% 2032                                    1,000     1,000
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. /*/,
 1993 Series A:
  6.25% 2003                                                                             1,155     1,191
  6.50% 2008                                                                             6,000     6,284
 Los Angeles Community College Dist., G.O. Bonds, 2001                                   4,500     4,924
 Election, Series A, 5.50% 2016
 Metropolitan Transportation Auth., Proposition A First Tier
 Senior Sales Tax Rev. Ref. Bonds, Series 2001-B,
 FSA Insured:
  Series 1999-A, 5.00% 2019                                                              2,250     2,288
  Series 2001-B:
   5.25% 2015                                                                            1,500     1,626
   5.25% 2017                                                                            3,530     3,763
Metropolitan Water Dist. of Southern California:
 Waterworks G.O. Ref. Bonds, 2001 Series B:
  5.25% 2016                                                                             3,530     3,790
  5.25% 2018                                                                             2,000     2,114
 Water Rev. Bonds, Series 1997A, 5.00% 2026                                              2,500     2,488
 Water Rev. Ref. Bonds, 2001 Series A,:
  5.375% 2013                                                                            4,000     4,448
  5.00% 2029                                                                             1,000       990
Northern California Power Agcy., Geothermal Project
 Number 3 Special Rev. Bonds, 1993 Ref. Series A:
 5.60% 2006 /*/                                                                          1,000     1,121
 5.65% 2007 /*/                                                                          1,025     1,160
Tobacco Securitization Auth. of Northern California,
 Tobacco Settlement Asset-Backed Bonds /*/:
  Series 2001A, 5.25% 2031                                                               1,000       983
  Series 2001B, 5.00% 2028                                                               3,500     3,434
Oak Park Unified School Dist., Ventura County, G.O. Bonds,                               2,300     1,224
 Series 2000 Election of 1977, FSA Insured, 0% 2015
Port of Oakland, Rev. Bonds, 2000 Series K, AMT, FGIC
 Insured:
 5.25% 2007                                                                              2,000     2,182
 5.75% 2014                                                                              1,500     1,639
County of Orange:
 Aliso Viejo Special Tax Bonds of Community Facs. Dist. No.                              1,000     1,048
 88-1, Series A of 1992, 7.35% 2018 /*/
 Community Facs. Dist./*/:
  No. 1999-1, Series A of 1999, Special Tax Bonds,                                       1,000     1,070
 6.70% 2029
  No. 2000-1, Series A of 2000, Special Tax Bonds:
   6.20% 2023                                                                            1,780     1,824
   6.25% 2030                                                                            1,800     1,842
 Limited Obligation Improvement Bonds, Irvine Coast                                        900       922
 Assessment Dist. No. 88-1, 1998 Series A, 5.25% 2009
 Local Transportation Auth., First Senior Fixed-Rate Bonds:
  AMBAC Insured, 5.00% 2011                                                              2,000     2,182
  MBIA Insured, 6.00% 2009                                                               1,500     1,726
 Recovery Cert. of Part., 1996 Series A, MBIA Insured,                                   1,500     1,730
 6.00% 2008
South Orange County Public Fncg. Auth., Special Tax Rev.                                 1,600     1,775
 Bonds, 1999 Series A, FSA Insured, 5.375% 2011
Orange County Water Dist., Rev. Cert. of Part.,                                          1,960     2,010
 Series 1999A, 5.25% 2022
City of Oxnard, Assessment Dist. No. 97-1-R /*/, Limited
 Obligation Ref. Bonds:
 5.60% 2005                                                                              2,735     2,842
 5.70% 2006                                                                              1,130     1,173
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev.                                   6,515     6,828
 Bonds, 1993 Series A, 6.15% 2012
City of Poway, Community Facs. Dist. No. 88-1 /*/, Special
 Tax Ref. Bonds, Series 1998:
 6.50% 2008                                                                              1,000     1,101
 6.50% 2009                                                                              1,320     1,456
 6.50% 2010                                                                              1,715     1,890
 6.75% 2015                                                                              2,050     2,226
Poway Unified School Dist., Community Facs. Dist. No. 1,                                 1,000     1,088
 Series 1998 Special Tax Bonds, MBIA Insured, 5.00% 2010
Commonwealth of Puerto Rico:
 Children's Trust Fund, Tobacco Settlement Asset-Backed
 Bonds, Series 2000:
  5.75% 2009                                                                             2,000     2,166
  5.75% 2020                                                                             6,615     6,882
 Infrastructure Fncg. Auth., Special Obligation Bonds,                                   2,500     2,631
 2000 Series A, 5.50% 2032
 Ports Auth., Special Facs. Rev. Bonds /*/, 1996 Series A,                               1,000       790
 AMT, 6.25% 2026
 Public Fin. Corp. /*/, 2001 Series E, 6.00% 2026                                        2,000     2,257
 Public Improvement Ref. G.O. Bonds, Series 1998B, MBIA                                  4,575     5,190
 Insured, 5.75% 2009
City of Riverside, Electric Rev. Bonds, Issue of 2001,                                   1,000     1,086
 FSA Insured, 5.25% 2015
Riverside County Public Fncg. Auth., Cert. of Part.,                                       950       976
 Air Force Village West, Inc., 5.40% 2009
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,
 Special Tax Bonds, Series 1999:
  6.00% 2011                                                                               995     1,069
  6.30% 2025                                                                             1,000     1,024
 North Roseville Community Facs. Dist. No. 1, Special Tax                                1,560     1,578
 Bonds, Series 1998, 5.20% 2007
 Woodcreek West Community Facs. Dist. No. 1, Special
 Tax Bonds, Series 1999:
  6.50% 2015                                                                             1,000     1,073
  6.70% 2025                                                                             1,750     1,866
City of Sacramento Fncg. Auth., 2001 Capital Improvement
 Rev. Bonds, Series A /*/, AMBAC Insured:
 5.50% 2015                                                                              2,000     2,203
 5.50% 2016                                                                              5,435     5,939
Sacramento Cogeneration Auth., Cogeneration Project Rev.
 Bonds /*/, Series 1995:
 7.00% 2005                                                                              1,700     1,893
 6.375% 2010                                                                             1,600     1,715
 6.375% 2010 /*/                                                                         1,085     1,247
 6.50% 2014 /*/                                                                          1,000     1,153
 6.50% 2021 /*/                                                                          4,000     4,612
Sacramento Municipal Utility Dist.:
 Electric Rev. Bonds, 1997 Series K, AMBAC Insured,                                      2,500     2,837
 5.70% 2017
 Electric Rev. Ref. Bonds, 2001 Series O, MBIA Insured,                                  1,280     1,380
 5.25% 2015
Sacramento Power Auth., Cogeneration Project Rev. Bonds,                                 1,500     1,565
 Series 1995, 6.00% 2003
County of Sacramento:
 Airport System PFC and Subordinated Rev. Ref. Bonds,                                    3,000     2,989
 Series 1998B, FGIC Insured, 5.00% 2026
 Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
 No. 1, Improvement Area No. 2 Special Tax Ref. Bonds /*/:
  6.00% 2012                                                                               880       940
  6.10% 2013                                                                               665       710
  6.30% 2021                                                                               500       521
 Single Family Mortgage Rev. Bonds /*/, Issue A of 1987,                                 1,500     2,184
 AMT, 9.00% 2019 /*/
County of San Bernardino Housing Auth.:
 Multi-Family Housing Rev. Bonds /*/, Series 1985,                                         920       947
 4.95% 2007
 Multi-Family Housing Rev. Ref. Bonds /*/, Issue 1999A,                                  1,000     1,013
 5.20% 2029 /*/
County of San Diego, Reassessment Dist. No. 97-1 /*/,
 Limited Obligation Improvement Bonds:
 5.90% 2007                                                                              1,425     1,478
 5.90% 2008                                                                                995     1,031
San Diego County Tobacco Securitization Corp., Series 2001A,                             5,500     5,560
 5.25% 2027
San Diego Unified School Dist., 1999 G.O. Bonds /*/,                                     3,000     1,391
 Capital Appreciation Bonds, FGIC Insured, 0% 2017
City and County of San Francisco, AMT:
 Airport Commission, San Francisco International Airport,
 Second Series Rev. Bonds:
  Issue 22 Bonds, AMBAC Insured, 5.00% 2019                                              1,000     1,005
  Issue 26A, FGIC Insured:
   5.00% 2010                                                                            1,915     2,043
   5.00% 2011                                                                            2,030     2,161
   5.00% 2017                                                                            2,000     2,033
  Issue 28A, MBIA Insured, 5.50% 2015                                                    1,500     1,611
 Redev. Agcy., Residential Fac. Rev. Bonds /*/,                                          5,000     4,193
 Series 1996A, 8.50% 2026
County of San Joaquin, Cert. of Part. /*/, 6.625% 2020 /*/                               1,000     1,092
San Joaquin Hills Transportation Corridor Agcy.:
 Senior Lien Toll Road Rev. Bonds /*/, /*/:
  0% 2014                                                                                4,000     2,352
  0% 2019                                                                                4,150     1,773
  0% 2023                                                                               14,900     5,003
 Junior Lien Toll Road Rev. Bonds /*/, 0% 2011 /*/                                       1,500     1,049
 Toll Road Ref. Rev. Capital Appreciation Bonds,                                         3,765     1,453
 Series 1997A, MBIA Insured, 0% 2020
City of San Jose:
 G.O. Bonds /*/, Series 2001:
  5.00% 2019                                                                             2,295     2,336
  5.10% 2024                                                                             2,365     2,391
 Redev. Agcy., Multi-Family Housing Rev. Bonds /*/,
 Series 1997A, AMT:
 5.30% 2012                                                                                840       865
 5.65% 2022                                                                              1,490     1,529
San Marcos Public Facs. Auth.:
 1989 Public Facs. Rev. Bonds /*/, 0% 2019 /*/                                           4,015     1,658
 2001 Public Improvement Ref. Bonds /*/, Series A,                                       1,665     1,730
 MBIA Insured, 5.00% 2017
 Ref. Rev. Bonds, Series 1998, 5.50% 2010                                                3,980     4,155
San Mateo County Transit Dist., Limited Tax Bonds,                                       2,500     2,781
 1997 Series A, MBIA Insured, 5.50% 2017
Santa Ana Fncg. Auth., Police Administration and Holding                                 1,000     1,192
 Fac. Lease Rev. Bonds, MBIA Insured, Series 1994A,
 6.25% 2019
Santa Clara County Fncg. Auth., Lease Rev. Bonds /*/,                                    2,200     2,816
 1994 Series A, AMBAC Insured, 7.75% 2009
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds,
 1997 Series A /*/:
 5.50% 2006                                                                              1,260     1,346
 5.95% 2011                                                                              1,700     1,848
Southern California Home Fncg. Auth., Single Family                                        520       529
 Mortgage Rev. Bonds /*/, 1992 Series A, AMT, 6.75% 2022
South Placer Wastewater Auth., Wastewater Rev. Bonds,                                    2,510     2,555
 Series A, FGIC Insured, 5.00% 2019
South Tahoe Joint Powers Fncg. Auth.:
 Ref. Rev. Bonds /*/, 1995 Series B, 6.25% 2020                                          3,250     3,354
 Subordinate Bond Anticipation Notes /*/:
  Series 1999A, 7.30% 2007                                                               4,500     4,691
  Series 1999B, 7.30% 2007                                                               1,000     1,042
City of Stockton, Mello-Roos Rev. Bonds, Community Facs.
 Dist. No. 90-2B /*/, Series 1997A:
 5.95% 2010                                                                              1,000     1,053
 6.20% 2015                                                                              1,750     1,825
Community Facs. Dist. No. 88-12 of the City of Temecula /*/,                               745       763
 Special Tax Ref. Bonds, 1998 Series A, 5.25% 2008
City of Torrance, Hospital Rev. Bonds /*/, Series 2001A:
 6.00% 2022                                                                              1,000     1,058
 5.50% 2031                                                                              1,000       998
Community Facs. Dist. No. 97-1 of the Tustin Unified School                              3,000     3,088
 Dist., Series 2000, Special Tax Bonds, 6.375% 2035
The Regents of the University of California, Rev. Bonds /*/:
 Series K, 5.00% 2021                                                                    1,000     1,002
 Series M, FGIC Insured, 5.125% 2015                                                     4,035     4,275
Virgin Islands Public Fin. Auth., Rev. and Ref. Bonds /*/:
 Senior Lien:
  Series 1998A:
   5.20% 2009                                                                              500       523
   5.20% 2010                                                                            1,000     1,040
   5.30% 2011                                                                            2,000     2,081
  Series 1998C:
   5.50% 2005                                                                            2,500     2,681
   5.50% 2008                                                                            1,000     1,070
 Subordinate Lien, Series 1998 D:
  5.50% 2003                                                                             1,895     1,961
  6.00% 2004                                                                             1,000     1,053
  6.00% 2006                                                                             1,000     1,058
Washington Township Health Care Dist., Rev. Bonds,
 Series 1999:
 5.00% 2010                                                                              1,210     1,273
 5.00% 2013                                                                              1,100     1,129
 5.00% 2018                                                                              2,750     2,724
 5.125% 2023                                                                             1,000       977
City of West Sacramento, Limited Obligation Ref. Improvement                               500       517
 Bonds, Reassessment Dist. of 1998, 5.20% 2008
West Sacramento Fncg. Auth., Special Tax Rev. Bonds,
 Series F:
 5.75% 2011                                                                              1,540     1,579
 5.85% 2013                                                                              1,725     1,759
City of Whittier, Health Fac. Rev. Bonds /*/, Series 2002,                               5,000     5,028
 5.75% 2031
Yorba Linda Public Fncg. Auth., Rev. Bonds /*/, Series 2000,                             5,500     5,602
 7.50% 2030
                                                                                                 485,918



                                                                                    Principal    Market
                                                                                       amount     value
Short-term securities - 5.25%                                                             /*/       /*/

City of Irvine, Assessment Dist. No. 00-18, Limited                                      3,100     3,100
 Obligation Improvement Bonds, Adjustable Rate Series A,
 1.30% 2026 /*/
Irvine Ranch Water Dist., Consolidated Ref. Series 1993A,                                2,150     2,150
 G.O. of Improvement Dist. Nos. 103,105,109,121,140,161,3/*/,
221,250,261 and 290, 1.30% 2009 /*/
County of Los Angeles, 2001-2002 Tax and Rev. Anticipation                              11,000    11,087
 Notes, Series A, 3.75% 6/28/2002
The Metropolitan Water District of Southern California,                                  3,000     3,000
 Water Rev. Bonds 2000 Authorization, Series B-1,
 1.25% 2035 /*/
City of Pleasanton, Variable Rate Multi-Family Mortgage Rev.                             1,800     1,800
 Demand Bonds /*/, 1989 Issue A, 1.00% 2018 /*/
Pollution Control Fncg. Auth., Solid Waste Disposal Rev.
 Bonds /*/, AMT: /*/
 Series 1994A, 1.25% 2024                                                                3,200     3,200
 Series 1994B, 1.25% 2024                                                                1,800     1,800
City of San Jose Fncg. Auth., Variable Rate Lease Rev.                                   1,100     1,100
 Bonds, Series 2000A /*/, 1.00% 2030 /*/
                                                                                                  27,237


Total investment securities /*/                                                                  513,155
Excess of cash and receivables over payables                                                       5,260

Net assets                                                                                      $518,415


/*/ Coupon rate may changes periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements


Key to abbreviations

Agcy. - Agency
AMT - Alternative Minimum Tax
Auth. - Authority
Cert. of Part. - Certificates of Participation
Dev. - Development
Dist. - District
Econ. - Economic
Fac. - Facility
Facs. - Facilities
Fin. - Finance
Fncg. - Financing
G.O. - General Obligation
Preref. - Prerefunded
Redev. - Redevelopment
Ref.- Refunding
Rev. - Revenue

The Tax-Exempt Fund of California
Financial statements

Statement of assets and liabilities                                                                Unaudited
at February 28, 2002
(dollars and shares in thousands)

Assets:
 Investment securities at market
  (cost: $492,949)                                                                                  $513,155
 Cash                                                                                                     20
 Receivables for:
  Sales of fund's shares                                                              $4,030
  Dividends and interest                                                               7,281          11,311
 Other assets                                                                                              4
                                                                                                     524,490
Liabilities -
 Payables for:
  Purchases of investments                                                             4,753
  Repurchases of fund's shares                                                           183
  Dividends on fund's shares                                                             705
  Investment advisory services                                                           150
  Services provided by affiliates                                                        211
  Deferred Trustees' compensation                                                         37
  Other fees and expenses                                                                 36           6,075
Net assets at February 28, 2002                                                                     $518,415

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                   $497,792
 Undistributed net investment income                                                                     514
 Accumulated net realized loss                                                                           (97)
 Net unrealized appreciation                                                                          20,206
Net assets at February 28, 2002                                                                     $518,415

Shares of beneficial interest issued and outstanding -unlimited shares authorized

                                                                                                         Net
                                                                         Net          Shares     asset value
                                                                      assets     outstanding    per share/1/

Class A                                                             $497,570          30,518          $16.30
Class B                                                                7,710             473           16.30
Class C                                                               10,123             621           16.30
Class F                                                                3,012             185           16.30

/1/ Maximum offering price and redemption price per share are equal to the net asset value per share for all share classes, except for Class A, for which the maximum
offering price per share is $16.94.


Statement of operations                                                                          (unaudited)
for the six months ended February 28, 2002
(dollars in thousands)

Investment income:
 Income-
  Interest                                                                                           $12,359

 Fees and expenses:
  Investment advisory services                                                          $921
  Distribution services                                                                  658
  Transfer agent services                                                                 41
  Administrative services                                                                  7
  Reports to shareholders                                                                 31
  Registration statement and prospectus                                                   20
  Postage, stationery and supplies                                                         6
  Trustees' compensation                                                                  10
  Auditing and legal                                                                      42
  Custodian                                                                                4
  Other                                                                                   18           1,758
 Net investment income                                                                                10,601

Net realized gain and unrealized
 depreciation on investments:
 Net realized gain on investments                                                                        149
 Net unrealized depreciation on investments                                                           (6,024)
  Net realized gain and
   unrealized depreciation
   on investments                                                                                     (5,875)
 Net increase in net assets resulting
  from operations                                                                                     $4,726

See Notes to Financial Statements


Statement of changes in net assets
(dollars in thousands)

                                                                                  Six months
                                                                                       ended      Year ended
                                                                                February 28,      August 31,
                                                                                       2002*             2001
Operations:
 Net investment income                                                               $10,601         $19,890
 Net realized gain on investments                                                        149           1,941
 Net unrealized (depreciation) appreciation                                           (6,024)         15,157
 on investments
  Net increase in net assets
   resulting from operations                                                           4,726          36,988

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                               (10,494)        (20,218)
  Distributions from net realized gain
   on investments                                                                     (1,816)         (1,355)
    Total dividends and distributions paid
     to shareholders                                                                 (12,310)        (21,573)

Capital share transactions                                                            47,137          68,511

Total increase in net assets                                                          39,553          83,926

Net assets:
 Beginning of period                                                                 478,862         394,936
 End of period (including
  undistributed net investment
  income: $514 and $361, respectively)                                              $518,415        $478,862


*Unaudited.

See Notes to Financial Statements

Notes to financial statements                         Unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with the additional objective of preservation of capital.

The fund offers four retail share classes, as described below:

SHARE          INITIAL SALES     CONTINGENT             CONVERSION FEATURE
CLASS          CHARGE            DEFERRED SALES
                                 CHARGE UPON
                                 REDEMPTION

Class A        Up to 3.75%       None                   None

Class B        None              Declines from 5%       Class B converts to
                                 to zero for            Class A after eight
                                 redemptions            years
                                 within six years
                                 of purchase

Class C        None              1% for                 Class C converts to
                                 redemptions            Class F after 10
                                 within one year        years
                                 of purchase

Class F        None              None                   None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On September 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to comply with a recent change in accounting principles generally accepted in the United States of America. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the accompanying financial statements. Therefore, the undistributed net investment income amounts are primarily composed of these adjustments which were based on the fixed-income securities held by the fund on September 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle for financial accounting purposes will not affect the amount of distributions paid to shareholders.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as amortization of discounts and short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of February 28, 2002, the cost of investment securities for federal income tax purposes was $492,949,000.

During the six months ended February 28, 2002, the fund reclassified $300,000 from undistributed net investment income to additional paid-in capital to align book with tax reporting.

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:
                                          (dollars in thousands)

Undistributed net investment income                           $86

Accumulated short-term losses                                 (463)

Undistributed long-term gains                                 431

Unrealized appreciation                                       22,850

Unrealized depreciation                                       (2,644)


The tax character of distributions paid was as follows:
SIX MONTHS ENDED FEBRUARY 28, 2002
(DOLLARS IN THOUSANDS)

                 DISTRIBUTIONS FROM                         DISTRIBUTIONS        TOTAL
                 ORDINARY INCOME                            FROM LONG-TERM       DISTRIBUTIONS
                                                            CAPITAL GAINS        PAID

                 NET INVESTMENT           SHORT-TERM
                 INCOME AND CURRENCY      CAPITAL GAINS
                 GAINS

Class A          $10,243                  $1,765            -                    $12,008

Class B          103                      21                -                    124

Class C          107                      23                -                    130

Class F          41                       7                 -                    48

Total            $10,494                  $1,816            -                    $12,310


YEAR ENDED AUGUST 31, 2001
(DOLLARS IN THOUSANDS)

                 DISTRIBUTIONS FROM ORDINARY               DISTRIBUTIONS         TOTAL
                 INCOME                                    FROM LONG-TERM CAPITAL GAINS   DISTRIBUTIONS
                                                                                 PAID

                 NET INVESTMENT           SHORT-TERM
                 INCOME AND CURRENCY      CAPITAL GAINS
                 GAINS

Class A          $20,095                  $560             $790                  $21,445

Class B          95                       2                3                     100

Class C*         17                       -                -                     17

Class F*         11                       -                -                     11

Total            $20,218                  $562             $793                  $21,573


* Class C and Class F shares were not offered before March 15, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended February 28, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.378% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Trustees approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class F shares. In some cases, the Board of Trustees approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Trustees has approved the following categories of distribution expenses:

CLASS A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. The class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of February 28, 2002, unreimbursed expenses which remain subject to reimbursement totaled $30,000 for Class A.

CLASS B AND CLASS C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F - Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for this classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder record keeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described on the next page.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for Class C and Class F. Each class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended February 28, 2002, are as follows (dollars in thousands):

FUND SHARE       DISTRIBUTION     TRANSFER AGENT     ADMINISTRATIVE
CLASSES          SERVICES         SERVICES           SERVICES

Class A          $596             $40                Not applicable

Class B          29               1                  Not applicable

Class C          31               Not applicable     $5

Class F          2                Not applicable     2


DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows:

SIX MONTHS ENDED FEBRUARY 28, 2002

(DOLLARS AND SHARES IN THOUSANDS)   REINVESTMENTS             REPURCHASES               NET INCREASE
              SALES                 OF DIVIDENDS
                                    AND
                                    DISTRIBUTIONS

              AMOUNT     SHARES     AMOUNT      SHARES     AMOUNT        SHARES      AMOUNT         SHARES

Class A       $64,077    3,922      $7,747      476        $(36,596)     (2,245)     $35,228        2,153

Class B       3,634      223        88          5          (260)         (16)        3,462          212

Class C       7,009      430        92          6          (285)         (17)        6,816          419

Class F       3,344      207        39          2          (1,752)       (109)       1,631          100



Total net     $78,064    4,782      $7,966      490        $(38,893)     (2,387)     $47,137        2,884
increase
(decrease)
in fund


YEAR ENDED AUGUST 31, 2001
(DOLLARS AND SHARES IN THOUSANDS)

                                     REINVESTMENTS
                                     OF DIVIDENDS
                                     AND
              SALES                  DISTRIBUTIONS             REPURCHASES                NET INCREASE

              AMOUNT      SHARES     AMOUNT     SHARES    AMOUNT        SHARES       AMOUNT        SHARES

Class A       $122,799    7,606      $12,454    774       $(74,644)     (4,633)      $60,609       3,746

Class B       3,676       228        66         4         (487)         (30)         3,255         202

Class C*      3,521       217        11         1         (253)         (16)         3,279         202

Class F*      1,460       90         10         1         (102)         (6)          1,368         85

Total net     $131,456    8,141      $12,541    779       $(75,486)     (4,685)      $68,511)      4,235
increase
(decrease)
in fund


*Class C and Class F shares were not offered before March 15, 2001.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $79,383,000 and $40,487,000, respectively, during the six months ended February 28, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2002, the custodian fee of $4,000 was offset by this reduction rather than paid in cash.


Financial Highlights /1/


                                                                         Income from Investment Operations
                                                                                     Net (losses)
                                                                                         gains on
                                                    Net asset                          securities
                                                        value,             Net     (both realized   Total from
                                                     beginning       investment      realized and    investment
                                                     of period       income /3/    unrealized)/3/    operations
Class A:
 Six months ended 2/28/2002 /2/                         $16.56             $.35            $(.20)          $.15
 Year ended 8/31/2001                                     16.00             .74               .63          1.37
 Year ended 8/31/2000                                     15.72             .74               .31          1.05
 Year ended 8/31/1999                                     16.60             .74              (.65)          .09
 Year ended 8/31/1998                                     16.22             .79               .47          1.26
 Year ended 8/31/1997                                     15.78             .83               .53          1.36
Class B:
 Six months ended 2/28/2002 /2/                           16.56             .29              (.20)          .09
 Year ended 8/31/2001                                     16.00             .62               .63          1.25
 Period from 3/15/2000 to                                 15.38             .24               .67           .91
  8/31/2000
Class C:
 Six months ended 2/28/2002 /2/                           16.56             .28              (.20)          .08
 Period from 3/19/2001 to                                 16.27             .25               .29           .54
  8/31/2001
Class F:
 Six months ended 2/28/2002 /2/                           16.56             .33              (.20)          .13
 Period from 3/20/2001 to                                 16.27             .29               .29           .58
  8/31/2001






                                                                Dividends and Distributions


                                                     Dividends
                                                     (from net    Distributions
                                                    investment    (from capital             Total
                                                       income)           gains)     distributions
Class A:
 Six months ended 2/28/2002 /2/                         $(.35)           $(.06)            $(.41)
 Year ended 8/31/2001                                     (.76)            (.05)             (.81)
 Year ended 8/31/2000                                     (.74)            (.03)             (.77)
 Year ended 8/31/1999                                     (.74)            (.23)             (.97)
 Year ended 8/31/1998                                     (.80)            (.08)             (.88)
 Year ended 8/31/1997                                     (.83)            (.09)             (.92)
Class B:
 Six months ended 2/28/2002 /2/                           (.29)            (.06)             (.35)
 Year ended 8/31/2001                                     (.64)            (.05)             (.69)
 Period from 3/15/2000 to                                 (.29)               -              (.29)
  8/31/2000
Class C:
 Six months ended 2/28/2002 /2/                           (.28)            (.06)             (.34)
 Period from 3/19/2001 to                                 (.25)               -              (.25)
  8/31/2001
Class F:
 Six months ended 2/28/2002 /2/                           (.33)            (.06)             (.39)
 Period from 3/20/2001 to                                 (.29)               -              (.29)
  8/31/2001




                                                    Net asset                         Net assets,
                                                    value, end           Total      end of period
                                                     of period        return/4/     (in millions)
Class A:
 Six months ended 2/28/2002 /2/                         $16.30             .93%              $497
 Year ended 8/31/2001                                    16.56             8.83                470
 Year ended 8/31/2000                                    16.00             6.98                394
 Year ended 8/31/1999                                    15.72              .47                379
 Year ended 8/31/1998                                    16.60             7.98                358
 Year ended 8/31/1997                                    16.22             8.80                289
Class B:
 Six months ended 2/28/2002 /2/                          16.30              .55                  8
 Year ended 8/31/2001                                    16.56             8.04                  4
 Period from 3/15/2000 to                                16.00             5.99                  1
  8/31/2000
Class C:
 Six months ended 2/28/2002 /2/                          16.30              .48                 10
 Period from 3/19/2001 to                                16.56             3.34                  3
  8/31/2001
Class F:
 Six months ended 2/28/2002 /2/                          16.30              .83                  3
 Period from 3/20/2001 to                                16.56             3.65                  1
  8/31/2001





                                                     Ratio of         Ratio of
                                                      expenses       net income
                                                    to average       to average
                                                    net assets       net assets
Class A:
 Six months ended 2/28/2002 /2/                        .70%/5/         4.36%/5/
 Year ended 8/31/2001                                      .69             4.62
 Year ended 8/31/2000                                      .72             4.78
 Year ended 8/31/1999                                      .70             4.55
 Year ended 8/31/1998                                      .71             4.83
 Year ended 8/31/1997                                      .72             5.15
Class B:
 Six months ended 2/28/2002 /2/                        1.44/5/          3.58/5/
 Year ended 8/31/2001                                     1.43             3.80
 Period from 3/15/2000 to                                 1.44             1.77
  8/31/2000
Class C:
 Six months ended 2/28/2002 /2/                        1.58/5/          3.44/5/
 Period from 3/19/2001 to                                  .73             1.55
  8/31/2001
Class F:
 Six months ended 2/28/2002 /2/
 Period from 3/20/2001 to
  8/31/2001





Supplemental data - all classes
                                                    Six months
                                                         ended
                                                  February 28,             Year ended August 31
                                                           2002            2001              2000
Portfolio turnover rate                                      9%              27%               42%






Supplemental data - all classes
                                                                     Year ended August 31
                                                          1999             1998              1997
Portfolio turnover rate                                     23%              28%               16%



/1/ Based on operations for
 the period show(unless otherwise
 noted) and, accordingly, may not
 be representative of a full year.
/2/ Unaudited.
/3/ Years ended 1999, 1998 and 1997
 are based on shares outstanding
 on the last day of the year;
 all other periods are based on
 average shares outstanding.
/4/ Total returns exclude all sales
 charges, including contingent
 deferred sales charges.
/5/ Annualized.

OTHER SHARE CLASS RESULTS
(unaudited)

Class B, Class C and Class F
Returns for periods ended March 31, 2002
(the most recent calendar quarter):

CLASS B SHARES                                  One year     Life of class

Reflecting applicable contingent                - 2.83%      +4.19%/1/
deferred sales charge (CDSC),
maximum of 5%, payable only if
shares are sold within six years
of purchase

Not reflecting CDSC                             +2.07%       +6.05%/1/

CLASS C SHARES

Reflecting CDSC, maximum of 1%,                 +0.85%       +1.61%/2/
payable only if shares are sold within
one year of purchase

Not reflecting CDSC                             +1.83%       +1.61%/2/

CLASS F SHARES

Not reflecting annual asset-based fee           +2.55%       +2.31%/3/
charged by sponsoring firm


/1/Average annual compound return from March 15, 2000, when Class B shares first became available.
/2/Average annual compound return from March 19, 2001, when Class C shares first sold.
/3/Average annual compound return from March 20, 2001, when Class F shares first sold.


[logo - American Funds(sm)]

The right choice for the long term(sm)

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in The Tax-Exempt Fund of California. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.74% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.88% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.18% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company at 800/421-0180 or visit us at americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust
Lit. No. TEFCA-013-0402
Litho in USA  RCG/INS/5540
Printed on recycled paper